Note 18 - RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Expenses	$ 14	$ 13	$ 14
PEWC
Sales	106		65
Interest Expenses
Management fees paid	388	239	204
Management fees received	19	19
Information technology service fees	136	38	35
PEWC | Copper
Purchases	21,443	44,466	42,236
PEWC | Power Cables
Purchases	8,705	7,164	3,846
PEWC | Goods
Purchases	378	320	210
PEWC | Machinery
Purchases	203
TMP
Dividend Income	109		106
TMP | Raw Material
Purchases	1,340	1,139	1,153
Fujikura Limited | Goods
Purchases	1,074	1,348	2,536
Italian Thai And Its Affiliates
Sales	2,563	3,663	3,741
PEWC Singapore Co (Pte) Ltd
Interest Expenses	14	13	14
Italian-Thai and its affiliates
Interest Income
Management fees received			34
PEWC Singapore Branch
Management fees received	$ 15	$ 14	$ 14